Income tax benefit (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Current tax expense	$ 0
Deferred tax expense
Decrease/(increase) in deferred tax assets			$ 176	$ (91)
(Decrease)/increase in deferred tax liabilities			(554)	(527)
Deferred tax expense			(378)	(618)
Income tax (expense) / benefit	$ 2	$ 67	$ 378	$ 618